Property, Plant and Equipment - Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 4,887	$ 4,638	$ 5,063
Gain (Loss) on Disposition of Assets, Total	75	$ 42	$ 478
Sinovac Biotech Company Ltd [Member] | Bank of Beijing [Member] | Building [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	1,738			¥ 11.9
Sinovac Biotech Company Ltd [Member] | China Construction Bank One [Member] | China Construction Bank Changping Facility [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	10,620			73.0
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank of China [Member] | Bank of China Term Loan [Member] | Building [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 514			¥ 3.5